Derivative Instruments Level 4 Cash Flow Hedges (Details) - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, before Tax		$ 0
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	$ 8,000,000		$ 0	$ 26,000,000
Loss on Discontinuation of Cash Flow Hedge Due to Forecasted Transaction Probable of Not Occurring			0
Gain (Loss) on Investments, Excluding Other than Temporary Impairments	(107,000,000)	149,000,000	(271,000,000)	(46,000,000)
Net Investment Income	520,000,000	509,000,000	924,000,000	1,281,000,000
Realized Investment Gains (Losses)	(107,000,000)	142,000,000	(275,000,000)	(60,000,000)
Cash Flow Hedging [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, before Tax	(17,000,000)		0	(9,000,000)
Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(2,000,000)	0	0	10,000,000
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, before Tax	(17,000,000)			(13,000,000)
Currency Swap [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, before Tax				4,000,000
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member] | Gain (Loss) on Investments [Member] | Currency Swap [Member] | Cash Flow Hedging [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(2,000,000)	0	0	11,000,000
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member] | Interest Rate Swap [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (Loss) on Investments, Excluding Other than Temporary Impairments	0	0	0	(1,000,000)
Net Investment Income	8,000,000	0	0	26,000,000
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member] | Gain (Loss) on Investments [Member] | Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	0	0	0	(1,000,000)
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member] | Gain (Loss) on Investments [Member] | Currency Swap [Member] | Cash Flow Hedging [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(2,000,000)	0		11,000,000
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member] | Gain (Loss) on Investments [Member] | Currency Swap [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net			0
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member] | Investment Income [Member] | Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	8,000,000	0	0	26,000,000
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member] | Investment Income [Member] | Currency Swap [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	$ 0	$ 0	$ 0	$ 0